UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /X/

 Pre-Effective Amendment No.        //

 Post-Effective Amendment No. 1       /X/

(Check appropriate box or boxes)

T. ROWE PRICE GNMA FUND

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202
Name and Address of Agent for Service

Calculation of Registration Fee under the Securities Act of 1933:

Title of the securities being registered: Shares of beneficial interest (no par value) of the Registrant. The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no filing fee is payable herewith in reliance upon Section 24(f).

This Post-Effective Amendment consists of the following:

1) Facing Sheet of the Registration Statement.

2) Part A is incorporated herein by reference to the Registrant’s filing pursuant to Rule 497 on Form N-1A filed on October 1, 2013. Part B to the Registration Statement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (333-193185) filed on January 3, 2014.

This Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, as amended, is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, solely for the purpose of filing an opinion of Willkie Farr & Gallagher LLP, tax counsel for the Registrant, as Exhibit 12 to the Registration Statement on Form N-14, as amended.

PART C

OTHER INFORMATION

Item 15. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. (“Manager”), and its subsidiaries and affiliates and all other investment companies in the T. Rowe Price family of mutual funds as listed in Item 31 of the Registrant’s Registration Statement filed as Amendment No. 24 dated February 27, 2013. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant’s By-Laws provides as follows:

Section 10.01. Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual (“Indemnitee”) who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a “Proceeding”) against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys’ fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation’s Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“Disabling Conduct”).

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

 (i) the vote of a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a) the Indemnitee provides a security for his undertaking; or

(b) the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

 (i) a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1) (a) Master Trust Agreement of Registrant, dated October 11, 1985 (electronically filed with Amendment No. 11 dated April 25, 1994)

(1) (b) Amendment to Master Trust Agreement, dated June 12, 1989 (electronically filed with Amendment No. 11 dated April 25, 1994)

(1) (c) Amendment to Master Trust Agreement, dated September 29, 1999 (electronically filed with Amendment No. 22 dated September 30, 1999)

(2) (a) By-Laws of Registrant, dated October 11, 1985 , as amended February 8, 2005 (electronically filed with Amendment No. 24 dated August 2, 2006)

(2) (b) Article V - Shareholders Voting Powers and Meetings - of the Registrant’s Master Trust Agreement and Article 11 - Shareholders - of the Registrant’s By-Laws, incorporated by reference from Amendment No. 11 electronically filed and dated April 25, 1994

(3) Inapplicable

(4) Agreement and Plan of Reorganization as Exhibit A to Combined Proxy Statement and Prospectus is incorporated herein by reference to Exhibit (4) of the Registrant’s Registration Statement on Form N-14 dated January 3, 2014

(5) Inapplicable

(6)(a) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., dated July 1, 1987 (electronically filed with Amendment No. 11 dated April 25, 1994)

(6)(b) Amended Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., dated August 1, 2004 (electronically filed with Amendment No. 22 dated September 29, 2004)

(7) Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated November 22, 1985 (electronically filed with Amendment No. 11 dated April 25, 1994)

(8) Inapplicable

(9)(a) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, February 4, 2004, September 20, 2004, March 2, 2005, April 19, 2006, July 19, 2006, October 18, 2006, April 24, 2007, June 12, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, August 28, 2009, October 20, 2009, February 10, 2010, April 29, 2010, July 6, 2010, July 21, 2010, October 21, 2010, April 15, 2011, April 20, 2011, October 17, 2011, February 9, 2012, April 24, 2012, September 9, 2012, November 7, 2012, March 14, 2013, April 4, 2013, April 22, 2013, July 1, 2013, July 24, 2013, February 4, 2014, March 19, 2014, and May 14, 2014

(9)(b) Global Custody Agreement between JP Morgan Chase Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31, 1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, July 24, 2001, April 24, 2002, July 24, 2002, July 23, 2003, October 22, 2003, September 20, 2004, December 14, 2005, April 19, 2006, October 18, 2006, April 24, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, October 1, 2009, October 20, 2009, December 16, 2009, February 10, 2010, April 29, 2010, July 21, 2010, February 3, 2011, April 21, 2011, July 29, 2011, October 17, 2011, February 8, 2012, April 24, 2012, February 5, 2013, March 5, 2013, July 24, 2013, December 10, 2013, and February 4, 2014

(10) Inapplicable

(11) Opinion of Counsel as to the legality of securities – David Oestreicher, Esq. is incorporated herein by reference to Exhibit (11) of the Registrant’s Registration Statement on Form N-14 dated January 3, 2014

(12) Opinion and Consent of Willkie Farr & Gallagher LLP for Registrant and T. Rowe Price Summit GNMA Fund on certain tax matters, filed herewith

(13)(a) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2014, as amended February 4, 2014, and April 29, 2014

(13)(b) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2014, as amended February 4, 2014, and April 29, 2014

(13)(c) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the T. Rowe Price Funds, dated January 1, 2014, as amended February 4, 2014, and April 29, 2014

(14) Consent of Independent Registered Public Accounting Firm - PricewaterhouseCoopers LLP is incorporated herein by reference to Exhibit (14) of the Registrant’s Registration Statement on Form N-14 dated January 3, 2014

(15) Inapplicable

(16) Limited Power of Attorney, dated January 2, 2014

(17) Inapplicable

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for this Post-Effective Amendment No. 1 to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, on May 28, 2014.

 T. ROWE PRICE GNMA FUND

 /s/Edward C. Bernard

By: Edward C. Bernard

 Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/Edward C. Bernard	Chairman of the Board	May 28, 2014

Edward C. Bernard	(Chief Executive Officer)

/s/Gregory K. Hinkle	Treasurer (Chief	May 28, 2014

Gregory K. Hinkle	Financial Officer)

*	Trustee	May 28, 2014

William R. Brody

*	Trustee	May 28, 2014

Anthony W. Deering

*	Trustee	May 28, 2014

Donald W. Dick, Jr.

*	Trustee	May 28, 2014

Bruce W. Duncan

*	Trustee	May 28, 2014
Robert J. Gerrard, Jr.

/s/Michael C. Gitlin	Trustee	May 28, 2014

Michael C. Gitlin

*	Trustee	May 28, 2014

Karen N. Horn

*	Trustee	May 28, 2014

Paul F. McBride

*	Trustee	May 28, 2014
Cecilia E. Rouse

*	Trustee	May 28, 2014

John G. Schreiber

*	Trustee	May 28, 2014

Mark. R. Tercek

*/s/David Oestreicher	Vice President and	May 28, 2014

David Oestreicher	Attorney-In-Fact